SHARE-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
SHARE-BASED COMPENSATION
Stock Options, Shares, Outstanding at Beginning	109,520	109,520
Stock Options, Shares, Granted	0	0
Forfeited	(29,520)	0
Stock Option, Shares, Exercised	0	0
Stock Option, Shares, Expired	0	0
Stock Options, Shares, Outstanding at Ending	80,000	109,520
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Beginning	$ 10.02	$ 10.02
Stock Options, Weighted Average Exercise Price Per share, Granted	0	0
Stock Options, Weighted Average Exercise Price Per share, Forfeited	14.80	0
Stock Options, Weighted Average Exercise Price Per share, Exercised	0	0
Stock Options, Weighted Average Exercise Price Per share, Expired	0	0
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Ending	$ 8.25	$ 10.02